Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Premises And Equipment [Abstract]
Year-End Premises and Equipment

	2013	2012	2011
Land and land improvements	$1,293	$1,679	$1,679
Buildings	3,722	5,792	5,776
Furniture, fixtures and equipment	2,255	2,858	2,867
	7,270	10,329	10,322
Less: Accumulated Depreciation	(3,723)	(5,012)	(4,788)
	$3,547	$5,317	$5,534

Rent Commitments

2014	$103
2015	294
2016	295
2017	320
2018	321
Thereafter	1,830
$3,163